Financial Instruments and Fair Value Measurements - Non Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long lived assets held and used	$ 82,550	$ 26,500
Total	82,550	26,500
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
Long lived assets held and used	0
Total	0
Significant Other Observable Inputs (Level 2)
Long lived assets held and used	82,550	26,500
Total	82,550	26,500
Unobservable Inputs (Level 3)
Long lived assets held and used	0
Total	0
Gain / (Loss) [Member]
Long lived assets held and used	(32,584)	(3,588)
Total	$ (32,584)	$ (3,588)